SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)	Jan. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Nov. 30, 2022 CNY (¥)
Notes receivable
Short-term Debt				¥ 187,631		¥ 160,981			$ 26,831
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:PrimeRateMember	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember	us-gaap:PrimeRateMember
Proceeds from loan				¥ 287,631	$ 41,131	¥ 438,864		¥ 919,635
Repayments of debt				¥ 260,981	$ 37,320	¥ 615,958		¥ 750,127
1 Pharmacy Technology | Industrial Bank
Notes receivable
Maximum borrowing capacity	¥ 200,000																	¥ 200,000
Debt Instrument, Basis Spread on Variable Rate	0.78%			0.55%	0.55%	0.55%	0.55%	0.85%
Revolving credit facility
Notes receivable
Short-term Debt				¥ 187,631		¥ 160,981
Amount of undrawn balance under credit facilities agreements				¥ 112,369
Average annual interest rate				2.69%		3.67%			2.69%					3.67%
Revolving credit facility | China CITIC Bank
Notes receivable
Proceeds from line of credit				¥ 10,000		¥ 0
Repayments of line of credit				0		19,990
Line of credit outstanding				¥ 10,000		¥ 0
Interest rate				2.40%	2.40%	2.40%	2.40%
Revolving credit facility | Bank of Ningbo Co Ltd
Notes receivable
Maximum borrowing capacity						¥ 50,000
Revolving credit facility | 1 Pharmacy Technology | China Merchant Bank
Notes receivable
Maximum borrowing capacity			$ 100,000	¥ 200,000
Debt Instrument, Basis Spread on Variable Rate			0.30%
Proceeds from line of credit				0		347,864
Repayments of line of credit				49,981		495,968
Line of credit outstanding				¥ 0		¥ 49,981
Interest rate				3.65%	3.65%	3.65%	3.65%
Revolving credit facility | 1 Pharmacy Technology | Industrial Bank
Notes receivable
Maximum borrowing capacity		¥ 100,000														¥ 130,000
Debt Instrument, Basis Spread on Variable Rate		0.35%
Line of credit drawn down facility				¥ 0		¥ 50,000
Repayments of line of credit				50,000		20,000
Line of credit outstanding				¥ 0		¥ 50,000
Interest rate				2.78%	2.78%	2.78%	2.78%
Working capital facility | 1 Pharmacy Technology | Shanghai Pudong Development Bank
Notes receivable
Maximum borrowing capacity											¥ 50,000	¥ 50,000			$ 30,000
Yihao Pharmacy | Revolving credit facility | China CITIC Bank
Notes receivable
Maximum borrowing capacity										¥ 30,000							¥ 20,000
Yihao Pharmacy | Revolving credit facility | Bank of Ningbo Co Ltd
Notes receivable
Proceeds from line of credit				¥ 100,000			$ 31,000
Repayments of line of credit				81,000		¥ 0
Line of credit outstanding				¥ 50,000										$ 31,000
Interest rate				2.85%	2.85%	3.00%	3.00%
Yihao Pharmacy | Revolving credit facility | Bank of Communications
Notes receivable
Maximum borrowing capacity													¥ 30,000
Proceeds from line of credit				¥ 30,000
Line of credit outstanding				¥ 30,000
Interest rate				3.40%	3.40%
Yihao Pharmacy | Revolving credit facility | China Everbright Bank
Notes receivable
Maximum borrowing capacity										¥ 80,000
Proceeds from line of credit				¥ 10,000
Line of credit outstanding				¥ 10,000
Interest rate				2.85%	2.85%
Yihao Pharmacy | Revolving credit facility | Guangdong Huaxing Bank
Notes receivable
Maximum borrowing capacity				¥ 10,000
Proceeds from line of credit				7,631
Line of credit outstanding				¥ 7,631
Interest rate				3.00%	3.00%
Yihao Pharmacy | Revolving credit facility | 1 Pharmacy Technology | Shanghai Pudong Development Bank
Notes receivable
Maximum borrowing capacity												¥ 100,000
Yihao Pharmacy | Working capital facility | 1 Pharmacy Technology | Shanghai Pudong Development Bank
Notes receivable
Proceeds from line of credit				¥ 130,000		¥ 30,000
Repayments of line of credit				80,000		50,000
Line of credit outstanding				¥ 80,000		¥ 30,000
Interest rate				2.65%	2.65%	2.45%	2.45%